STATEMENTS OF FINANCIAL CONDITION (Parenthetical) (USD $)	Dec. 31, 2013	Dec. 31, 2012
STATEMENTS OF FINANCIAL CONDITION
Investment in Portfolio Funds, Cost (in dollars)	$ 310,987,490	$ 565,995,535
Units outstanding	287,991,182	505,619,472